PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands		1 Months Ended					12 Months Ended
	Jul. 30, 2025	Mar. 31, 2026 item	Nov. 30, 2025 USD ($) item shares	Jul. 31, 2025 USD ($) shares	Jun. 30, 2024	Mar. 31, 2024 USD ($) item	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	May 31, 2020
Prepayments and other current assets
Employee advances							¥ 3,710		$ 530,000	¥ 620
Input VAT recoverable							5,179		741,000	3,767
Prepayments and deposits							4,798		686,000	18,327
Amounts due from intercompany | ¥										600
Other receivables, credit losses							40,773		5,700,000	39,577
Payment for license fees							720	$ 100,000
EUFT Tokens
Prepayments and other current assets
Purchase of cryptocurrencies | item			100,000,000
Consideration for acquisition of crypto asset							¥ 3,510	$ 500,000
EUFT Tokens | Subsequent event
Prepayments and other current assets
Crypto assets, Number of units, Received | item		100,000,000
Beijing Naonao
Prepayments and other current assets
Percentage of shares acquired				30.00%		21.6969%					30.00%
Percentage of shares acquired returned				21.70%
Proceeds from returning the restricted shares				$ 300,000
Percentage of equity interest	8.30%						8.30%	8.30%
WeiXian
Prepayments and other current assets
Percentage of equity interest			3.33%		19.00%		3.33%	3.33%
Receivables from returning the restricted shares			$ 0.3
Class A ordinary shares | Beijing Naonao
Prepayments and other current assets
Number of shares returned | shares				238,725,975
Fair value of shares returned				$ 300,000
Percentage of shares returned				21.70%
Class A ordinary shares | WeiXian
Prepayments and other current assets
Number of shares returned | shares			157,100,240
Fair value of shares returned			$ 300,000
Percentage of shares returned			15.67%
SMI CS PTE LTD
Prepayments and other current assets
Crypto asset, number of units sold | item						200
Crypto asset, sale value of units						$ 200,000
Cash consideration received from disposal of crypto asset						20,000
Value of shares received as a consideration from disposal of crypto asset						$ 180,000
Related party
Prepayments and other current assets
Prepayments and other current assets							¥ 515		74,000
Related party | Shanghai ZSHX
Prepayments and other current assets
Amounts due from intercompany							500		70,000.00
Employee
Prepayments and other current assets
Amounts due from intercompany							5,856		837,000	3,333
Nonrelated party
Prepayments and other current assets
Prepayments and other current assets							¥ 19,543		$ 2,794,000	¥ 26,047